Transactions with Related Parties - Ocean Rig (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended		4 Months Ended		5 Months Ended	7 Months Ended		9 Months Ended	12 Months Ended
	Feb. 24, 2015	Apr. 05, 2016	Mar. 29, 2016	May 06, 2015	May 08, 2014	Jun. 04, 2015	Aug. 13, 2015	Jul. 21, 2014	Oct. 15, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 04, 2016	Jun. 08, 2015	Nov. 18, 2014
Unsecured debt										$ 116,617	$ 0
Debt facility amount exchanged										$ 8,750	10,000	$ 0
Variable rate basis										LIBOR
Interest, amortization and write off of financing fees on loan from affiliate and related party										$ 1,563	3,642	0
Dividends paid to shareholders other than Dryships										0	20,526	30,563
Cash consideration from sale										49,911	0	0
Offshore support vessels Crescendo and Jubilee
Time Charter Agreement Duration			60 days
Ocean Rig UDW Inc.
Date of dividend record	Mar. 10, 2015			May 22, 2015	May 20, 2014			Aug. 01, 2014	Oct. 31, 2014
Date of dividend payment	Mar. 31, 2015			May 31, 2015	May 31, 2014			Aug. 31, 2014	Nov. 30, 2014
Dividend paid per share	$ 0.19			$ 0.19	$ 0.19			$ 0.19	$ 0.19
Dividends paid to shareholders other than Dryships										$ 0	20,526	$ 30,563
Ocean Rig
Cash consideration from sale		$ 49,911
Ownership interest in Ocean Rig		0.00%											40.40%	47.20%
Ocean Rig | Loan from Affilliate
Unsecured debt															$ 120,000
Variable rate basis										LIBOR
Maturity Date Of Loan										May 2016
Ocean Rig | $120,000 unsecured facility | Loan from Affilliate
Debt facility amount exchanged						$ 40,000
Ownership in Ocean Rig						4,444,444
Number of Ocean Rig shares pledged as security						20,555,556
Interest, amortization and write off of financing fees on loan from affiliate and related party											$ 3,281
Ocean Rig | $120,000 Exchangeable Promissory Note | Loan from Affilliate
Debt facility amount exchanged							$ 80,000
Ownership in Ocean Rig							17,777,778
Release of shares pledged as collateral							2,777,778